Derivatives - Offsetting (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amounts of recognized, asset	[1]	$ 11,599	$ 8,805
Gross amount offset in the balance sheet		0	0
Net amounts of asset/ liabilities presented in the balance sheet, asset		11,599	8,805
Gross amounts not offset in the balance sheet, financial instruments, asset		0	0
Gross amounts not offset in the balance sheet, cash collateral received/ pledged		(26,853)	(19,537)
Net amount, asset		(15,254)	(10,732)
Gross amounts of recognized, liability	[1]	(33,359)	(24,854)
Gross amount offset in the balance sheet		0	0
Net amounts presented in the balance sheet, liability		(33,359)	(24,854)
Gross amounts not offset in the balance sheet, financial instruments, liability		0	0
Gross amounts not offset in the balance sheet, cash collateral received		11,503	2,977
Net amount, liability		$ (21,856)	$ (21,877)

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.